Offerings	Sep. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	15,000
Proposed Maximum Offering Price per Unit	2.0350
Maximum Aggregate Offering Price	$ 30,525.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.22
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. For the additional 15,000 shares of Common Stock registered on the Amendment No. 3 to Form S-1 filed with the SEC on September 16, 2026 the Company used a share price of $2.035 as the Maximum Price per Unit which was the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on September 15, 2026 for purposes of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	2,734,000
Proposed Maximum Offering Price per Unit	2.2460
Maximum Aggregate Offering Price	$ 6,140,564.00
Amount of Registration Fee	$ 848.01
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. For the additional 2,739,000 shares of Common Stock registered on the Amendment No. 2 to Form S-1 filed with the SEC on September 15, 2026 the Company used a share price of $2.246 as the Maximum Price per Unit which was the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on September 10, 2026 for purposes of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	848,334
Proposed Maximum Offering Price per Unit	3.2120
Maximum Aggregate Offering Price	$ 2,724,848.81
Amount of Registration Fee	$ 376.30
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. For the additional 848,334 shares of Common Stock registered on the Amendment No. 1 to Form S-1 filed with the SEC on August 25, 2026 the Company used a share price of $3.212 as the Maximum Price per Unit which was the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on August 21, 2026 for purposes of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	1,773,463
Proposed Maximum Offering Price per Unit	4.20
Maximum Aggregate Offering Price	$ 7,448,544.60
Amount of Registration Fee	$ 1,028.64
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. For the 1,778,463 shares of Common Stock registered on Form S-1 filed with the SEC on August 7, 2026, the Company used share price of $4.20 as the Maximum Price per Unit which was the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on August 4, 2026 for purposes of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act.